Basis of Presentation	12 Months Ended
Jun. 30, 2017
Basis of Presentation

2. Basis of Presentation

These consolidated financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States (“US GAAP”). The accompanying consolidated financial statements include the accounts of the Company and all of its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The significant accounting policies used to prepare the financial statements are described below:

Foreign Currency Translation

Monetary assets and liabilities denominated in a currency other than the functional currency are translated at the rate of exchange prevailing at the balance sheet date. Transactions denominated in a currency other than the functional currency are translated at the rate of exchange prevailing on the transaction date. Gains and losses on translation of these items are considered transaction gain and losses and are included in the consolidated statements of operations in foreign currency (gain) loss.

The functional currency of STI, the parent, and the Company’s Canadian operations, is the Canadian dollar. The functional currency of STA Holdings and the Company’s operations in the United States is the U.S. dollar. The Company’s financial statements are reported in U.S. dollars, as the principal operations and cash flows of its subsidiaries are conducted in U.S. dollars.

As a result, the assets and liabilities of STI and the Company’s Canadian operations are translated into U.S. dollars using the exchange rate in effect at the period end and revenues and expenses are translated at the average rate during the period. Exchange gains and losses on translation are deferred as a separate component of shareholders’ equity. The Company’s Cdn$ 5.25% convertible subordinated unsecured debentures (the “Cdn$ 5.25% Convertible Debentures”) and the Cdn$ 6.25% convertible subordinated unsecured debentures (the “Cdn$ 6.25% Convertible Debentures”), of STI are, as described in Note 8, denominated in Canadian dollars. As the functional currency of STI is the Canadian dollar, exchange gains or losses related to the Cdn$ 5.25% Convertible Debentures and the Cdn$ 6.25% Convertible Debentures on the translation of the STI financial statements into U.S. dollars, the reporting currency, are deferred as a separate component of shareholders’ equity. The US$ 6.25% convertible subordinated unsecured debentures (the “6.25% Convertible Debentures”) of STI, as described in Note 8, were denominated in U.S. dollars. As the functional currency of STI is the Canadian dollar, unrealized gains or losses on re-measurement of the US$ 6.25% Convertible Debentures into Canadian dollars were considered transaction gains and losses, at the STI level, and were included in the consolidated statement of operations.

Foreign currency transaction gains and losses, related to short-term related intercompany loans are recorded in the Consolidated Statement of Operations as incurred. Foreign currency transaction gains and losses for intercompany loans that are considered long-term in nature are recorded in Accumulated Other Comprehensive Income as incurred.

Cash and Cash Equivalents

Cash and cash equivalents include all cash balances and highly liquid investments with maturities of three months or less from the date of purchase. At June 30, 2017 and June 30, 2016 there were no cash equivalents.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company bases its estimates on historical experience, actuarial evaluations and on various other assumptions that it believes are reasonable under the circumstances. Amounts reported based upon these estimates include, but are not limited to, insurance reserves, income taxes, goodwill and intangible assets, derivatives, certain components of long term debt and impairment testing of long-lived assets.

Allowance for Doubtful Accounts

The Company establishes provisions for losses on accounts receivable if it is determined that all or part of the outstanding balance is not collectable. Collectability is reviewed regularly and an allowance is established or adjusted, as necessary, using the specific identification method.

Concentration of Credit Risk

Credit is extended based on an evaluation of the customer’s financial condition and, generally, advance payment is not required. The Company has no individual customers which account for more than 10% of its revenues.

Anticipated credit losses are provided for in the financial statements. Management monitors the financial condition of its customers to reduce the risk of loss.

Inventories

Inventories, consisting primarily of repair parts and vehicle accessories, are valued at the lower of cost or market determined on a first-in, first-out (FIFO) method.

Property and Equipment

Property and equipment is recorded at cost or at fair value if obtained as part of a business acquisition, less accumulated depreciation. Ordinary maintenance and repairs are expensed as costs are incurred. Depreciation on transportation equipment is computed on a usage basis over the estimated useful lives of the assets, which approximate a range from seven to eleven years. Annually, management assesses the useful lives of these assets and any changes in estimated useful lives are accounted for prospectively.

Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the assets. Buildings are depreciated on a straight line basis over 40 years. Other property and equipment is depreciated on a straight line basis over three to five years.

The Company recorded depreciation expense of $46.6 million and $47.0 million for the years ended June 30, 2017 and 2016, respectively.

Goodwill and Indefinite Lived Intangibles

Goodwill represents the excess of cost over fair value of net assets acquired in business combinations accounted for under the purchase method. Goodwill and trade names are not amortized but rather assessed for impairment annually or more frequently if circumstances change and indicators of impairment are present. The annual impairment testing is performed in the fourth quarter.

The annual assessment of goodwill impairment, may be performed either on a quantitative or qualitative basis. In January 2017, FASB issued ASU 2017-04 which eliminated the requirement, under the quantitative assessment, to calculate the implied fair value of goodwill to measure a goodwill impairment charge (Step 2). The quantitative assessment requires the Company to compare the fair value of the reporting unit with its carrying value, including goodwill. If the carrying value exceeds the fair value, impairment loss will be recognized in the statement of earnings in an amount equal to the difference and the fair value of goodwill becomes the new carrying value of goodwill for that reporting unit which is then used in future impairment tests.

The Company also has the option to perform a qualitative assessment for goodwill impairment. Under the qualitative assessment, consideration is given to both external factors (including the macroeconomic and industry conditions) and the Company’s own internal factors (including internal costs, recent financial performance, management, business strategy, customers, and stock price). Facts and circumstances are evaluated each year to determine whether to use the qualitative or quantitative assessment. We performed a qualitative assessment during the fourth quarters of 2017 and 2016, and there was no indication of impairment for goodwill.

Other Identifiable Intangible Assets

When assessing the impairment for indefinite-lived trade names, the Company performs the assessment to determine if the carrying value exceeds the fair value at which time an impairment loss would be recognized in the statement of earnings in an amount equal to the excess. Fair values are derived by using discounted cash flow analyses which requires, among other factors, estimates of the amount and timing of projected cash flows and the appropriate discount rate. The Company also has the option to first assess qualitative factors to determine if a quantitative impairment test of the indefinite-live intangible asset is necessary. If the qualitative assessment reveals that it’s more likely than not that the asset is impaired, a calculation of the assets’ fair value is required. Otherwise, no quantitative calculation is necessary. The Company performed the quantitative assessment of trade names in the fourth quarters of 2017 and 2016 and there was no impairment.

Definite-lived intangible assets consist of contract rights and covenants not to compete. Contract rights, which include customer relationships, are amortized on a straight-line basis over an estimated useful life of 20 to 23 years. The useful life for contract rights was determined based on third party valuation reports prepared for the Company. The valuations took into account the average length of the contracts, the expected renewal periods and assumptions regarding future renewals based upon historical customers lives. Covenants not-to-compete are amortized on a straight-line basis over an estimated useful life of two to five years. The Company recorded amortization expense associated with its intangible assets of $3.1 million and $3.2 million for the years ended June 30, 2017 and 2016, respectively.

Convertible Debentures

The principal amount of the Cdn$ 6.25% Convertible Debentures and the Cdn$ 5.25% Convertible Debentures are convertible into common shares of the Company at the option of the holders and the Company under certain conditions. The Company has determined that the debentures are not required to be bifurcated into separate debt and equity components. In accordance with ASC 470-20, Debt with Conversion and Other Options, if the conversion feature of the debenture is non-beneficial (i.e. “out of the money”) upon issuance and the Company cannot settle conversions in cash, the full proceeds from these debentures should be recorded as a liability with no value attributed to the conversion feature. As such, the Company has recorded the full amount of the debentures as a liability.

In accordance with ASC 815, Derivatives and Hedging, as the conversion feature on STI’s US$ 6.25% Convertible Debentures provided that the US dollar denominated notes could have been converted at a US dollar denominated strike price into common shares of STI, a Canadian dollar functional currency entity, the conversion feature represented an embedded derivative that was required to be bifurcated and accounted for separately. The embedded conversion feature was recorded at fair value in other liabilities at each reporting period end with the non-cash changes in fair value included in the consolidated statement of operations. In September 2016, the Company redeemed the US$ 6.25% Convertible Debentures and wrote off the remaining conversion feature resulting in a non-cash gain of $0.2 million. The Company recorded a non-cash loss of $0.2 million in connection with the change in fair value of the embedded conversion feature for the year ended June 30, 2016.

Deferred Financing Costs

The Company incurred costs related to obtaining debt financing. The Company capitalized costs associated with its Credit Agreement, Senior Secured Notes and costs related to the issuances of the Convertible Debentures. These costs have been capitalized and are being amortized to interest expense over the term of the related debt using the effective interest rate method. The carrying value of the deferred financing costs was $6.1 million and $4.3 million as of June 30, 2017 and 2016 respectively. Amortization expense totaled $2.6 million and $1.4 million for the years ended June 30, 2017 and 2016, respectively. Deferred financing costs associated with the Company’s Credit Agreement are included in other assets while the deferred financing costs associated with the Convertible Debentures are included in long term debt as a contra liability in the consolidated balance sheet.

Impairment of Long-Lived Assets

Management continually evaluates whether events or circumstances have occurred that indicate that the remaining estimated useful lives of property and equipment, contract rights and covenants not to compete may warrant revision or that the remaining balances may not be recoverable.

Events or circumstances that would trigger testing for impairment include, but are not limited to, the loss of a significant school district customer contract, a significant increase in the Company’s expense levels absent a corresponding increase in revenue that causes operating or cash flow losses or projected operating or cash flow losses, significant adverse changes in legal factors or the business climate in which the Company operates that could affect the value of long-lived assets, or the expectation that a long-lived asset will be sold or otherwise disposed of at a loss before the end of its previously estimated useful life. If this review indicates that the assets will not be recoverable, as determined based on the undiscounted future cash flows from the use of the assets, the carrying value of the assets will be reduced to their estimated fair value. There were no indicators of impairment during the years ended June 30, 2017 and 2016.

Business Combinations

The Company accounts for business combinations under the principles codified in ASC 805, Business Combinations. The principles set forth how an acquirer recognizes and measures assets acquired, liabilities assumed, non-controlling interest and goodwill in a business combination. Key components include: (i) recognition of transaction costs in current period earnings and included in the consolidated statement of operations in acquisition expense; (ii) recognition of the estimated fair value of all contingent consideration at the acquisition date and an adjustment to fair value at each reporting date with an offset to current period earnings included in the consolidated statement of operations in other (income) expense; (iii) adjustments to deferred tax asset valuation allowances and income tax uncertainties recorded at the acquisition date to be recognized in current period earnings; (iv) acquisition method accounting is applied on the date that control is obtained in step acquisitions; (v) re-measurement of previously acquired non-controlling equity investments at fair value as at the acquisition date with an offset to current period earnings; and (vi) any excess of fair value of acquired net assets over the acquisition consideration results in a bargain purchase which is recognized in the statement of operations.

Income Taxes

Income taxes have been computed utilizing the asset and liability approach, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using the currently enacted tax rates expected to be in effect for the years in which those taxes are expected to be realized or settled. A valuation allowance is recorded to reduce deferred tax assets to the amount that is believed to be more likely than not to be realized. The recorded deferred income tax liability results from a difference between the book and tax basis of certain transportation equipment, other equipment and intangible assets.

The Company uses judgment in determining income tax provisions and in evaluating its tax positions under the accounting guidance for income taxes. Additional provisions for income taxes are established when, despite the belief that tax positions are fully supportable, there remain certain positions that do not meet the minimum probability threshold, which is a tax position that is more-likely-than-not to be sustained upon examination by the applicable taxing authority. The Company and its subsidiaries are examined by various federal, state and provincial tax authorities. The Company regularly assesses the potential outcomes of these examinations and any future examinations for the current or prior years in determining the adequacy of its provision for income taxes. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provision, the current tax liability and deferred taxes in the period in which the facts that give rise to a revision become known. The Company recognizes interest and penalties related to underpayment of income taxes in income tax provision (see Note 7).

Revenue Recognition

Revenue from the Company’s school bus operations is recognized when the following criteria are met: persuasive evidence of an arrangement exists, services have been rendered, the price to the buyer is fixed and determinable, and collectability is reasonably assured. The Company bills customers on a monthly basis upon the completion of school bus routes, which are based on contracts or extension agreements with customers.

Revenue from oil and gas interests was derived from the Company’s partial ownership in various oil and gas wells. As a non-operator, the Company recorded revenue from its oil and gas interests based on its share of the sales value of production from producing wells. Revenue was received from the well operators and was recognized when the commodities were delivered to customers, the price was fixed or determinable and collectability was assured.

Insurance Reserves

The Company had approximately $32.5 million and $30.1 million in recorded insurance reserves at June 30, 2017 and 2016, respectively. These reserves reflect the estimated deductible amounts the Company is responsible for under its workers’ compensation and vehicle liability insurance programs. Insurance expense for these items is largely dependent on the Company’s claims experience and the Company’s ability to control such claims, in addition to third party premiums/expenses associated with this coverage. The Company has recorded estimated insurance reserves for the anticipated losses on open claims and estimated reserves for incurred but not recorded claims under the workers’ compensation and vehicle liability programs based upon actuarial analysis prepared by an independent third party actuary. Although the estimates of these accrued liabilities are based on the factors mentioned above, it is possible that future cash flows and results of operations could be materially affected by changes in our assumptions or changes in claims experience. Insurance reserves are included in accrued expenses and other current liabilities and other liabilities on the consolidated balance sheet.

Stock-Based Compensation

The Company accounts for stock-based compensation and other stock-based payments using the fair value method. Under the fair value method, the fair value of stock-based compensation and other stock-based payments are estimated at the grant date and the total fair value is amortized over the vesting schedule of the awards as compensation expense. The Class B Series Three common shares issued by STA Holdings were fully vested on the grant date, and, as such, the Company recognized compensation expense when the shares were issued. In February 2017 the Company redeemed all of the remaining Class B Series Three common shares by exchanging them for STI common shares, based on the fair market value of each class of shares (See Note 9). The Company recognized $5.8 million and $4.0 million in non-cash stock-based compensation expense based on the estimated fair value on the date of grant of the Class B Series Three common shares issued, for the years ended June 30, 2017 and 2016, respectively.

On November 8, 2016, the Company’s shareholders approved a new performance share grant plan of the Company (the “New PSG Plan”). The New PSG Plan will replace the EIP originally set up at the STA Holdings level. Under the New PSG Plan, participants will be eligible to receive performance share grant units from the Company (“PSG Units”) that are redeemable for common shares of the Company. The vesting of PSG Units will be based entirely upon the achievement of multiple pre-defined performance measures and, except in certain prescribed circumstances the PSG Units will vest over a three-year period. The first grant of PSG Units is expected to occur in the 2018 fiscal year.

Accounting for Derivatives and Hedging Activities

Derivatives are recorded at fair value on the balance sheet, which, in accordance with ASC 820, Fair Value Measurements and Disclosure, requires that a company take into account its own credit risk and the credit risk of the counterparty when determining the fair value of financial assets and financial liabilities, including derivative instruments. Changes in fair value will be recorded in the income statement or through other comprehensive income depending on the nature of the derivative instrument. The Company did not elect hedge accounting for any of its derivative financial instruments and therefore records all changes in fair value in the income statement. The Company has offset the fair value amounts recorded on its forward foreign currency contracts executed with the same counterparty under an executed master netting arrangement.

Segment Reporting

The Company had two reportable segments, a transportation segment and an oil and gas segment. The transportation segment provides school bus and management services to public and private schools in North America. The oil and gas segment represented the Company’s investments as a non-operator in oil and gas interests. The Company completed the sale of its oil and gas interests in June 2017.

Oil and Gas Interests

The Company held non-operating interests in oil and gas properties, which were jointly owned with others. The financial statements reflected the Company’s proportionate interest in the oil and gas activities as a non-operator. The Company completed the sale of its oil and gas interests in June 2017.

The Company used the full-cost method of accounting for oil and gas interests to determine the capitalized cost, whereby certain expenditures related to the acquisition, exploration and development of oil and gas properties were capitalized. Capitalized costs included the cost of land acquired or leased, intangible drilling costs such as those for equipment, casing and attachments on both productive and non-productive wells. These costs, net of salvage values, were accumulated in a single cost center and were depleted and amortized using the units-of production method. Natural gas reserves and production were converted, at a ratio of six thousand cubic feet of natural gas to one barrel of oil, for depletion and depreciation purposes.

In connection with the oil and gas interests, the Company had an asset retirement obligation (“ARO”) which represented the liability associated with the retirement of long-lived assets that arose from the acquisition, construction, development or normal operation of such assets. In connection with the sale of the oil and gas interests, the Company wrote off its ARO, as it no longer has any liability associated with the oil and gas assets. At June 30, 2016, the present value of the Company’s asset retirement obligation was $0.5 million.

Under US GAAP, the impairment test for oil and gas assets (the “ceiling test”) required the Company to use tax effected discounted cash flow using a present value technique. Under ASC 932, Extractive Industries – Oil and Gas, the pricing assumption used in the ceiling test calculation was defined as the twelve month average of realized prices.

Earnings per Share

Basic and diluted earnings per share are calculated by dividing the net income for the period by the weighted number of shares outstanding during each period. The shares used in the calculation of basic earnings per share are based on the weighted average number of shares outstanding. Shares used in the calculation of diluted earnings per share are based on the weighted average number of shares outstanding plus an adjustment for the incremental shares that would be outstanding assuming the exercise of the Company’s Convertible Debentures. The net income for basic earnings per share is net earnings available to common stockholders. The net income for diluted earnings per share is net earnings available to common stockholders with interest expense associated with the Convertible Debentures added back (net of tax) for the assumed conversion of the Convertible Debentures into common stock.

Seasonality

The Company’s operations are seasonal and follow the school calendars of the public and private schools it serves. During the summer school break, revenue is derived primarily from summer camps and private charter services. Since schools are not in session, there is no school bus transportation revenue. Depreciation of fixed assets occurs in the months during which schools are in session, which is generally September through June. A full year’s worth of depreciation is recorded in these ten months to match the vehicles’ usage.

Recently Adopted Accounting Standards

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which defines management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement is effective for annual and interim reporting periods ending after December 15, 2016 with early adoption permitted. The Company has adopted ASU 2014-15 effective December 31, 2016. The adoption of this guidance did not have any impact on the Company’s financial statements.

In April 2015, the FASB issued ASU 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, which simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding debt liability. The Company adopted this standard effective July 1, 2016. The Company adopted this guidance retrospectively, which resulted in a reduction of the June 30, 2016 non current asset balance by $3.2 million along with a corresponding reduction in the long term debt balance (see Note 4).

In September 2015, FASB issued ASU 2015-16 Business Combinations-Simplifying the Accounting for Measurement-Period Adjustment. This ASU eliminates the requirement to retrospectively account for measurement-period adjustments resulting from business combinations. Instead, these adjustments will be recognized in the period the adjustment amount is determined. The Company adopted this standard for the first quarter of fiscal 2017 and the adoption had no impact on its consolidated financial statements.

In January 2017, FASB issued ASU 2017-04 Intangibles-Goodwill and Other (Topic 350) simplifying the Test for Goodwill Impairment. This guidance eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge (Step 2). As a result, entities will record an impairment charge based on the excess of a reporting units carrying amount over its fair value (Step 1). An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. This guidance should be applied on a prospective basis. The guidance is effective for goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for goodwill impairment tests performed after January 1, 2017. The Company adopted this new guidance for its goodwill impairment test for the year ended June 30, 2017.

Recently Issued Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. This new revenue recognition standard will supersede most existing revenue recognition guidance and is intended to improve revenue recognition and related financial reporting requirements. The standard will require companies to review contract arrangements with customers and ensure that all separate performance obligations are properly recognized in compliance with the new guidance. The standard allows for either “full retrospective” or “modified retrospective” adoption. In July 2015, the FASB delayed the effective date of this standard. The Company is now required to adopt this standard effective July 1, 2018. Early adoption is permitted beginning with the original effective date of July 1, 2017. The Company is currently evaluating both the methods of adoption as well as the impact that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company’s implementation approach includes performing a detailed review of key contracts and assessing the conformance of historical accounting policies and practices with the standard. The Company is also evaluating how the standard may impact business processes, systems and controls.

In January 2016, FASB issued ASU 2016-01 Financial Instruments-Recognition and Measurement of Financial Assets and Financial Liabilities. This guidance requires all equity investments to be measured at fair value with changes in the fair value recognized through net income (except those accounted for under the equity method of accounting or those that result in consolidation of the investee). The guidance also requires an entity to present separately, in other comprehensive income, the portion of the total change in the fair value of a liability resulting from a change in the instrument specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the guidance eliminates the need for the entity to disclose the method and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet and requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset. The Company is required to adopt this standard for the first quarter of fiscal 2018. The Company is currently evaluating the requirements of this ASU to determine the impact on its consolidated financial statements, but currently does not anticipate this standard having a material impact on its consolidated financial statements.

In February 2016, FASB issued ASU 2016-02 Leases (Topic 842). This guidance requires lessees to reflect most leases on their balance sheets. All entities will classify leases to determine how to recognize lease-related revenue and expenses. The Company is required to adopt this standard for the first quarter of fiscal 2020, with early adoption permitted. This standard must be adopted using a modified retrospective approach for leases that existed or are entered into after the beginning of the earliest comparative period presented. The Company is currently evaluating the requirements of this ASU to determine the impact on its consolidated financial statements.

In August 2016, FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, provides guidance on eight specific cash flow issues with regard to how cash receipts and cash payments are presented and classified in the statement of cash flows in order to clarify existing guidance and reduce diversity in practice. The guidance is required to be adopted in the first quarter of 2018 on a retrospective basis, unless it is impracticable to apply, in which case it should be applied prospectively as of the earliest date practicable. Early adoption is permitted. The Company is currently evaluating the impact this guidance will have on its consolidated statement of cash flows.

In January 2017, FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business. The guidance clarifies the definition of a business to assist entities with evaluating whether a set of transferred assets and liabilities is a business. When substantially all the fair value of the assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set of transferred assets is not a business. The guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company currently does not anticipate this standard having a material impact on its consolidated financial statements.

In May 2017, FASB issued ASU 2017-09, “Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting,” This standard clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications under Topic 718. The guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company currently does not anticipate this standard having a material impact on its consolidated financial statements.

Certain prior period amounts have been reclassified to conform to current year presentation and such amounts were not material to prior periods.